Note 1 - Organization and Summary of Significant Accounting Policies - Assumptions Used to Calculate Fair Value of Stock Option Awards Granted (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Expected volatility	59.00%	61.00%	61.00%
Expected volatility	75.00%	64.00%	67.00%
Weighted-average volatility	60.00%	62.00%	65.00%
Expected dividends
Risk-free rate	1.20%	1.50%	1.60%
Risk-free rate	1.80%	1.90%	2.00%
Minimum [Member]
Expected term (Year)	5 years	5 years 36 days	5 years 109 days
Maximum [Member]
Expected term (Year)	6 years	6 years 109 days	7 years 146 days